SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Liability related to uncertain tax positions	$ 0
Accrual for interest and penalties for uncertain tax positions	$ 0	$ 0